APPENDIX I 		                UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		"             Washington, D.C.  20549"

		                   FORM 24F-2
		       Annual Notice of Securities Sold
		           Pursuant to Rule 24f-2

1. Name and address of issuer:

	Eaton Vance Mutual Funds Trust
	The Eaton Vance Building
	255 State Street
	"Boston, Massachusetts 02109"

2.The name of each series or class of securities for which this
"Form is filed (state ""All Series"" if Form is being filed for all series):"

	Eaton Vance Diversifed Income Fund
	Eaton Vance Dividend Income Fund
	Eaton Vance Equity Research Fund
	Eaton Vance Floating-Rate Fund
	Eaton Vance Floating-Rate & High Income Fund
	Eaton Vance Government Obligations Fund
	Eaton Vance High Income Fund
	Eaton Vance International Equity Fund
	Eaton Vance Low Duration Fund
	Eaton Vance Strategic Income Fund
	Eaton Vance Structured Emerging Markets Fund
	Eaton Vance Tax-Managed Dividend Income Fund
	Eaton Vance Tax-Managed Equity Asset Allocation Fund
	Eaton Vance Tax-Managed International Equity Fund
	Eaton Vance Tax-Managed Mid-Cap Core Fund
	Eaton Vance Tax-Managed Multi-Cap Growth Fund
	Eaton Vance Tax-Managed Small-Cap Growth Fund
	Eaton Vance Tax-Managed Small-Cap Value Fund
	Eaton Vance International Income Fund
	Eaton Vance Global Macro Fund
	Eaton Vance Emerging Markets Income Fund
	Eaton Vance Money Market Fund
	Eaton Vance Cash Management Fund
	Eaton Vance Tax-Managed Value Fund

3. Investment Company Act File Number:
				811-04015

    Securities Act File Number:
				002-90946

4(a). Last day of fiscal year for which this Form is filed:

				10/31/2007


"4(b). Is this Form is being filed late (i.e., more than 90 days after the" end of the issuer's fiscal year)?
				No

"Note: If the Form is being filed late, interest must be paid on the registration fee due."

4(c) Is this the last time the issuer will be filing this Form?

				No

5. Calculation of registration fee:

(i)  Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f):
		$	"7,020,116,210 "

(ii)  Aggregate price of securities redeemed or

repurchased during the fiscal year:
$	"6,117,900,034 "

(iii)  Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
"earlier than October 11, 1995 that were not"
previously used to reduce registration fees payable
to the Commission:				$	0

(iv)  Total available redemption credits [add items
5(ii) and 5(iii)]:
	$	"6,117,900,034 "

(v)    Net sales - if item 5(i) is greater than item 5(iv)
[subtract item 5(iv) from item 5(i)]:
			 $	"902,216,176 "

(vi)   Redemption credits available for use in future years -
if item 5(i) is less than item 5(iv) [subtract item
5(iv) from item 5(i)]:				$	$0

(vii)  Multiplier for determining registration fee
(See Instructions C.9):
	x	.0000393

(viii) Registration fee due [multiply Item 5(v) by Item
5(vii)] (enter
"""0"" if no fee is due):"
	=	"$35,457.10"


6. Prepaid Shares

If the response to item 5(i) was determined by deducting
an amount
of securities that were registered under the Securities
 Act of 1933
pursuant to rule 24e-2 as in effect before [effective date
 of recession of
"rule 24e-2], then report the amount of securities (number
 of shares or"
other units) deducted here:
			$0

If there is a number of shares or other units that were
registered pursuant
to rule 24e-2 remaining unsold at the end of the fiscal
year for which this
"Form is filed that are available for use by the issuer
in future fiscal years,"
then state that number here:
			$0


7. Interest due - if this Form is being filed more than
90 days after the end
of the issuer's fiscal year (See Instruction D):							$0


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
		"$35,457.10"


9. Date the registration fee and any interest payment
was sent to
the Commission's lockbox depository:
					1/30/2007
Method of delivery:		Wire Transfer
X
		Mail or other means

Signatures

This report has been signed below by the following persons
 on behalf of the issuer
and in the capacities and on the dates indicated.


James F. Kirchner
Assistant Treasurer

Date: 1/29/2007